UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-446-4060
Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  February 11, 2003


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       21

Form 13F Information Table Value Total:      208,447,000


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

AMERICAN WATER WORKS           CS               030411102    62834  1381584 SH       SOLE                  1381584
ARCH WIRELESS INC.             CS               039392600     2111   991163 SH       SOLE                   991163
BANK UNITED LITIGATION RIGHTS  CS               065416117       83   920200 SH       SOLE                   920200
CAROLCO PICTURES INC           CS               143763100        0    50000 SH       SOLE                    50000
CHEVRON                        CS               166764100    28897   434668 SH       SOLE                   434668
COEUR DALENE MINES CORP        CS               192108108       54    28200 SH       SOLE                    28200
COMCAST CORP                   CS               20030N200     8052   356297 SH       SOLE                   356297
COMDISCO HOLDING COMPANY       CS               200334100    33670   441577 SH       SOLE                   441577
CONTINENTAL AIRLINES CL B      CS               210795308      974   134306 SH       SOLE                   134306
DEUTSHE TELEKOM VS	       CS               251566105    12261   965398 SH       SOLE                   965398
FIRST ENERGY CORP              CS               337932107     8731   264810 SH       SOLE                   264810
FRIEDMAN BILLINGS              CS               358433100     1664   177800 SH       SOLE                   177800
LIBERTY MEDIA                  CS               530718105    15827  1770370 SH       SOLE                  1770370
MCLEOD PREFERRED STOCK         CS               582266805     1656   402849 SH       SOLE                   402849
NUCO                           CS               629428103      246    30000 SH       SOLE                    30000
PHILLIPS PETROLEUM             CS               718507106    20876   431411 SH       SOLE                   431411
QWEST COMMUNICATIONS           CS               749121109     3883   776508 SH       SOLE                   776508
SPRINT CORP                    CS               852061605     5034   688649 SH       SOLE                   688649
VIACOM INC CLASS B             CS               925524308      306     7500 SH       SOLE                     7500
VIVENDI ADR                    CS               92851S105     1114    69305 SH       SOLE                    69305
WABASH NATIONAL                CS               929566107      174    20805 SH       SOLE                    20805
							   208,447